Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of Borrowings

	2020	2021
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	23,770	23,470
- non-secured	10,060	—

Other borrowings
- secured	42,101	54,137
	75,931	77,607
Current
Bank borrowings
- secured	38,491	82,680
- non-secured	39,575	—

Other borrowings
- secured	57,748	73,528
	135,814	156,208
	211,745	233,815